Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Comm. Social Resp.	Total Payments
Total	$ 127,977,000	$ 122,417,000	$ 1,119,000	$ 13,545,000	$ 239,000	$ 514,000	$ 265,811,000
EQUATORIAL GUINEA
Total	2,381,000	24,049,000	99,000	13,545,000		398,000	40,472,000
EQUATORIAL GUINEA | Ministry Of Mines And Hydrocarbons [Member]
Total		24,049,000		$ 13,545,000		398,000	37,992,000
EQUATORIAL GUINEA | Tresoreria General Del Estado [Member]
Total	2,286,000		99,000				2,385,000
EQUATORIAL GUINEA | Instituto Nacional de Seguridad Social de Guinea Ecuatorial [Member]
Total	95,000						95,000
GHANA
Total	116,013,000	35,778,000	424,000				152,215,000
GHANA | Government of Republic of Ghana [Member]
Total		35,778,000					35,778,000
GHANA | Petroleum Commission of Ghana [Member]
Total			424,000				424,000
GHANA | Social Security & Nat'l Insura [Member]
Total	83,000						83,000
GHANA | Ghana Revenue Authority [Member]
Total	115,859,000						115,859,000
GHANA | Electricity Company of Ghana [Member]
Total	71,000						71,000
MAURITANIA
Total	567,000					10,000	577,000
MAURITANIA | Tresorier General [Member]
Total	567,000						567,000
MAURITANIA | Various Mauritania [Member]
Total						10,000	10,000
SAO TOME AND PRINCIPE
Total	56,000						56,000
SAO TOME AND PRINCIPE | INSS - Instituto Nacional De Seguranca Social [Member]
Total	13,000						13,000
SAO TOME AND PRINCIPE | Tesouro Publico [Member]
Total	43,000						43,000
SENEGAL
Total	685,000					106,000	791,000
SENEGAL | Chef du Bureau de Recouvrement [Member]
Total	672,000						672,000
SENEGAL | Senegal Social Security [Member]
Total	13,000						13,000
SENEGAL | Institut National Du Petrole Et Du Gaz [Member]
Total						101,000	101,000
SENEGAL | Various Senegal [Member]
Total						$ 5,000	5,000
UNITED STATES
Total	1,165,000	62,590,000	596,000		239,000		64,590,000
UNITED STATES | ONRR [Member]
Total		$ 62,590,000	$ 596,000		$ 239,000		63,425,000
UNITED STATES | Internal Revenue Service [Member]
Total	(1,046,000)						(1,046,000)
UNITED STATES | Various United States [Member]
Total	2,211,000						2,211,000
UNITED KINGDOM
Total	7,110,000						7,110,000
UNITED KINGDOM | HMRC Cumbernauld [Member]
Total	6,922,000						6,922,000
UNITED KINGDOM | City Of Westminister [Member]
Total	$ 188,000						$ 188,000